Acquisitions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Consideration paid for acquisitions
Consideration paid at closing	$ 2,330
Customer relationship intangible assets
Acquired Finite-Lived Intangible Assets
Weighted average life of customer relationship assets associated with acquisitions	17 years	17 years	22 years
Other International Business | Russia, Ukraine and Denmark
Consideration paid for acquisitions
Purchase price				24,500
Consideration paid at closing				17,900
Consideration payable at 2017				2,100
Consideration payable at 2020				4,500
Value of shares owned by joint venture partners				11,950
Payment of outstanding loan				$ 5,950